Risk Management and Derivative Instruments - Open Commodity Positions (Detail)	12 Months Ended
Dec. 31, 2014 MMBTU
2015 [Member] | Natural Gas Derivative Contracts Fixed Price Swap Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	2,605,278
Weighted-average fixed price	4.28
2015 [Member] | Natural Gas Derivative Contracts Collar Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	350,000
Weighted-average floor price	4.62
Weighted-average ceiling price	5.80
2015 [Member] | Natural Gas Derivative Contracts Call Spreads [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	80,000
Weighted-average sold strike price	5.25
Weighted-average bought strike price	6.75
2015 [Member] | Natural Gas Derivative Contracts Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	2,940,000
Spread	(0.12)
2015 [Member] | Crude Oil Derivative Contracts Fixed Price Swap Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	314,281
Weighted-average fixed price	90.96
2015 [Member] | Crude Oil Derivative Contracts Collar Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	5,000
Weighted-average floor price	80.00
Weighted-average ceiling price	94.00
2015 [Member] | Crude Oil Derivative Contracts Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	97,500
Spread	(7.07)
2015 [Member] | NGL Derivative Contracts Fixed Price Swap Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	149,200
Weighted-average fixed price	43.02
2016 [Member] | Natural Gas Derivative Contracts Fixed Price Swap Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	2,692,442
Weighted-average fixed price	4.40
2016 [Member] | Natural Gas Derivative Contracts Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	2,508,333
Spread	(0.04)
2016 [Member] | Crude Oil Derivative Contracts Fixed Price Swap Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	332,813
Weighted-average fixed price	85.83
2016 [Member] | Crude Oil Derivative Contracts Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	95,000
Spread	(9.56)
2016 [Member] | NGL Derivative Contracts Fixed Price Swap Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	84,600
Weighted-average fixed price	41.49
2017 [Member] | Natural Gas Derivative Contracts Fixed Price Swap Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	2,450,067
Weighted-average fixed price	4.31
2017 [Member] | Natural Gas Derivative Contracts Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	415,000
Spread	0.00
2017 [Member] | Crude Oil Derivative Contracts Fixed Price Swap Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	326,600
Weighted-average fixed price	84.38
2018 [Member] | Natural Gas Derivative Contracts Fixed Price Swap Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	2,160,000
Weighted-average fixed price	4.51
2018 [Member] | Natural Gas Derivative Contracts Basis Swaps [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	115,000
Spread	0.15
2018 [Member] | Crude Oil Derivative Contracts Fixed Price Swap Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	312,000
Weighted-average fixed price	83.74
2019 [Member] | Natural Gas Derivative Contracts Fixed Price Swap Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (MMBtu)	1,914,583
Weighted-average fixed price	4.75
2019 [Member] | Crude Oil Derivative Contracts Fixed Price Swap Contracts [Member]
Combination Of Commodity Derivatives To Manage Exposure To Commodity Price Volatility [Abstract]
Average Monthly Volume (Bbls)	160,000
Weighted-average fixed price	85.52